Other Assets (Details 2) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 Predecessor
Lease receivables and other assets
AeroTurbine Inventory	$ 226,960	$ 257,676
Lease receivables		229,354
Straight-line rents and other assets		199,591
Lease incentive costs, net of amortization		183,220
Goodwill and other intangible assets		46,076
Notes and trade receivables, net of allowance	67,257	18,146
Total		$ 934,063
Interest rate on notes receivable, minimum (as a percent)		2.00%
Interest rate on notes receivable, maximum (as a percent)		10.50%